DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Disclosure of derivative financial instruments [text block]

14) DERIVATIVE FINANCIAL INSTRUMENTS

Details of derivative financial instruments at December 31, 2018 and 2019 are as follow:

	Thousands of U.S. dollars
	2018		2019
	Assets	Liabilities	Assets	Liabilities
Cross currency swaps - net investment hedges	11,313	-	5,382	(2,289)
Cross currency swaps - that do not meet the criteria for hedge accounting	-	(682)	-	(167)
Total	11,313	(682)	5,382	(2,456)

Non-current portion	11,313	(682)	5,382	(2,289)
Current portion	-	-	-	(167)

Derivatives held for trading are classified as current assets or current liabilities. The fair value of a hedging derivative is classified as a noncurrent asset or a noncurrent liability, as applicable, if the remaining maturity of the hedged item exceeds twelve months. Otherwise, it is classified as a current asset or liability.

In connection with the Refinancing process and the repayment of the first Brazilian Debentures, the hedge accounting for the interest rate swap was discontinued and the OCI balance was transferred to finance cost. Thereafter, any changes in fair value will be directly recognized in the statement of operations.

On April 1, 2015, the Company started a hedge accounting for net investment hedge related to exchange risk between the U.S. dollar and foreign operations in Euro (EUR), Mexican Peso (MXN), Colombian Peso (COP) and Peruvian Nuevo Sol (PEN). In connection with the Refinancing process, 8 of the 10 derivatives contracts designated as Net Investment Hedges were terminated between August 1, 2017 and August 4, 2017, generating positive cash of 46,080 thousand U.S. dollars, net of charges. During August 2017, Atento Luxco 1 also entered into new Cross-Currency Swaps related to exchange risk between U.S. dollars and Euro (EUR), Mexican Peso (MXN), Brazilian Reais (BRL) and Peruvian Nuevo Sol (PEN). Except for the Cross-Currency Swap between U.S. dollars and Brazilian Reais, all other Cross-Currency Swaps were designated for hedge accounting as net investment hedge.

On March 5, 2018, Atento Brasil S.A. entered into a cross-currency swap to hedge a USD loan of 10,092 thousand U.S. dollars at a fixed rate of 3.40% exchanged to a 33,000 thousand Brazilian Reais with interest rate of the average daily rate of the one day “over extra-group” – DI – Interbank Deposits - plus a spread of 2.10% per annum.

On January 1, 2019, the Company designated the Cross-Currency Swap between U.S. dollars and Brazilian Reais for hedge accounting as net investment hedge. Prior to the date of designation, this hedging instrument was electively not designated as a hedge accounting because the change in fair value was intended to partially offset changes in the USD-BRL foreign currency component of the BRL-denominated intercompany debt, which were recorded in earnings. Effective January 1, 2019, the intercompany debt was reclassified as “permanent in equity” (which assumes that the related payable is neither planned nor likely to occur in the foreseeable future, since it is in substance, a part of the entity’s net investment in that foreign operation) and, as a consequence, the changes arising from the foreign exchange rate is recorded in other comprehensive income.

At December 31, 2017, 2018 and 2019, details of interest rate swap, cross-currency swaps that do not qualify for hedge accounting and net investment hedges were as follows:

2018

Interest Rate Swap
Bank	Maturity	Notionalcurrency	Index	Notional in contract currency (thousands)	Fair value assets	Fair value liability	Othercomprehensiveincome, net oftaxes	Change inOCI, net of taxes	Statements of operations - Finance cost
					D/(C)	D/(C)	D/(C)	D/(C)	D/(C)
Itau	Dec-18	BRL	BRL CDI	135,000	-	-	-	-	972
					-	-	-	-	972

Cross Currency Swaps - that do not qualify for hedge accounting
Bank	Maturity	Purchase currency	Selling currency	Notional (thousands)	Fair value assets	Fair value liability	Other comprehensive income	Change in OCI, net of taxes	Statements of operations - Finance cost
					D/(C)	D/(C)	D/(C)	D/(C)	D/(C)
Goldman Sachs	Aug-22	BRL	USD	754,440	6,020	-	-	-	(4,302)
					6,020	-	-	-	(4,302)

Cross-currency swap- Net Investment Hedges
Bank	Maturity	Purchase currency	Selling currency	Notional (thousands)	Fair value assets	Fair value liability	Other comprehensive income	Change inOCI	Income statement - Finance Cost
					D/(C)	D/(C)	D/(C)	D/(C)	D/(C)
Nomura International	22-Aug	EUR	USD	34,109	189	-	(257)	640	-
Goldman Sachs	22-Aug	MXN	USD	1,065,060	6,025	(922)	(3,094)	(4,163)	-
Goldman Sachs	22-Aug	PEN	USD	194,460	-	(682)	2,413	2,333	-
Santander	20-Jan	USD	EUR	20,000	-	-	1,742	-	-
Santander	20-Jan	USD	MXN	11,111	-	-	(2,113)	-	-
Goldman Sachs	20-Jan	USD	EUR	48,000	-	-	3,587	-	-
Goldman Sachs	20-Jan	USD	MXN	40,000	-	-	(7,600)	-	-
Nomura International	20-Jan	USD	MXN	23,889	-	-	(4,357)	-	-
Nomura International	20-Jan	USD	EUR	22,000	-	-	1,620	-	-
Goldman Sachs	18-Jan	USD	PEN	13,800	-	-	22	-	-
Goldman Sachs	18-Jan	USD	COP	7,200	-	-	(80)	-	-
BBVA	18-Jan	USD	PEN	55,200	-	-	71	-	-
BBVA	18-Jan	USD	COP	28,800	-	-	(359)	-	-
					6,214	(1,604)	(8,405)	(1,190)	-
Total					12,234	(1,604)	(8,405)	(1,190)	(3,330)

Derivative financial instrument-asset					11,313
Derivative financial instrument-liability					(682)

2019
Cross Currency Swaps - that do not qualify for hedge accounting
Bank	Maturity	Purchase currency	Selling currency	Notional (thousands)	Fair value asset	Fair value liability	Fair value asset/(liability)	Other comprehensive income	Change inOCI	Statements of operations - Finance cost
							D/(C)	D/(C)	D/(C)	D/(C)
ABC Brasil S.A.	Aug-20	USD	BRL	12,232	8,740	(8,907)	(167)	-	-	-
					8,740	(8,907)	(167)	-	-	-

Net Investment Hedges
Bank	Maturity	Purchase currency	Selling currency	Notional (thousands)	Fair value asset	Fair value liability	Fair value asset/(liability)	Other comprehensive income	Change inOCI	Statements of operations - Finance cost
					D/(C)	D/(C)	D/(C)	D/(C)	D/(C)	D/(C)
Nomura International	Aug-22	EUR	USD	34,109	447	-	447	(714)	457	-
Goldman Sachs	Aug-22	MXN	USD	1,065,060	6,696	(6,543)	153	4,014	(7,108)	-
Goldman Sachs	Aug-22	PEN	USD	194,460	2,689	(4,898)	(2,209)	5,124	(2,710)	-
Goldman Sachs	Aug-22	BRL	USD	754,440	4,782	-	4,782	812	(812)	-
Santander	Jan-20	USD	EUR	20,000	-	-	-	1,742	-	-
Santander	Jan-20	USD	MXN	11,111	-	-	-	(2,113)	-	-
Goldman Sachs	Jan-20	USD	EUR	48,000	-	-	-	3,587	-	-
Goldman Sachs	Jan-20	USD	MXN	40,000	-	-	-	(7,600)	-	-
Nomura International	Jan-20	USD	MXN	23,889	-	-	-	(4,357)	-	-
Nomura International	Jan-20	USD	EUR	22,000	-	-	-	1,620	-	-
Goldman Sachs	Jan-18	USD	PEN	13,800	-	-	-	22	-	-
Goldman Sachs	Jan-18	USD	COP	7,200	-	-	-	(80)	-	-
BBVA	Jan-18	USD	PEN	55,200	-	-	-	71	-	-
BBVA	Jan-18	USD	COP	28,800	-	-	-	(359)	-	-
Morgan Stanley	Aug-22	USD	BRL	308,584	135	(148)	(13)	99	(99)	(3,545)
Morgan Stanley	Aug-22	USD	PEN	66,000	13	(80)	(67)	74	(74)	(1,815)
					14,762	(11,669)	3,093	1,942	(10,346)	(5,360)
Total					23,502	(20,576)	2,926	1,942	(10,346)	(5,360)

Derivative financial instrument-asset							5,382
Derivative financial instrument-liability							(2,456)

Gains and losses on net investment hedges accumulated in equity will be taken to the statement of operations when the foreign operation is partially disposed of or sold.